Business Combinations (Additional Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [Line Items]
Integration and restructuring costs	$ 68	$ 47
Goodwill	12,136	12,043
Assets relating to equity-accounted investees	$ 134	$ 477